Property, Plant and Equipment	3 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

(In millions)	March 31, 2016	December 31, 2015

Original cost	$89,855	$90,022
Less accumulated depreciation and amortization	(36,069)	(35,927)
Property, plant and equipment – net	$53,786	$54,095

Consolidated depreciation and amortization was $1,210 million and $1,101 million in the three months ended March 31, 2016 and 2015, respectively.